Equity - Disclosure of other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Other comprehensive income, before tax, cash flow hedges	€ (910)	€ (482)	€ 149
Income tax benefit/(expense)	245	89	(54)
Fair value remeasurement to cash flow hedges, net balance	(665)	(393)	95
Gains and losses from remeasurement of financial assets, pre-tax balance	57	3	6
Income tax relating to financial assets measured at fair value through other comprehensive income included in other comprehensive income	0	0	0
Gains and losses from remeasurement of financial assets, net balance	57	3	6
Actuarial gains and losses on defined benefit pension obligations	(228)	1,753	2,488
Income tax (expense)/benefit	41	(379)	(729)
Actuarial gains and losses on defined benefit pension obligations, net balance	(187)	1,374	1,759
Exchange differences on translating foreign operations	(1,927)	2,013	2,005
Exchange differences in translating foreign operating, tax income (expense)	0	0	0
Exchange differences in translating foreign operating, net balance	(1,927)	2,013	2,005
Share of Other comprehensive income/(loss) for equity method investees, pre-tax balance	(219)	(12)	(39)
Income tax relating to share of other comprehensive income of associates and joint ventures accounted for using equity method	0	0	0
Share of Other comprehensive income/(loss) for equity method investees, net balance	(219)	(12)	(39)
Items relating to discontinued operations, pre-tax balance	0	0	0
Items relating to discontinued operations, tax income (expense)	0	0	0
Items relating to discontinued operations, net balance	0	0	0
Total other comprehensive income, before tax	(3,227)	3,275	4,609
Total Other comprehensive income, tax income (expense)	286	(290)	(783)
Total other comprehensive income	€ (2,941)	€ 2,985	€ 3,826